CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income (loss)	$ 12,893	$ 8,121	$ (72,754)
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,711	9,719	16,591
Impairment of intangible assets and goodwill			85,667
Restructuring costs related to impairment of property and equipment		462
Share-based compensation expense	2,293	2,718	2,112
Foreign currency translation	(86)	3	83
Accretion of payment obligation related to acquisition			43
Accrued interest, net	(204)	1,005	475
Deferred taxes, net	(1,756)	335	(8,877)
Accrued severance pay, net	96	(783)	801
Change in payment obligation related to acquisitions	1,025
Fair value revaluation - convertible debt	600	(1,585)	3,785
Net changes in operating assets and liabilities:
Accounts receivable, net	6,416	7,423	8,888
Prepaid expenses and other current assets	646	9,451	(3,241)
Operating lease right-of-use assets	3,119
Operating lease liabilities	(1,518)
Accounts payable	9,459	(1,066)	1,106
Accrued expenses and other liabilities	1,653	(1,524)	1,429
Deferred revenues	394	(1,478)	(95)
Net cash provided by operating activities	44,741	32,801	36,013
Investing activities:
Purchases of property and equipment	(1,209)	(2,038)	(1,606)
Proceeds from sale of property and equipment	492	59	10
Capitalization of development costs		(1,756)	(5,756)
Short-term deposits, net	(19,234)	1,913	2,501
Cash paid in connection with acquisitions, net of cash acquired	(1,200)
Net cash used in investing activities	(21,151)	(1,822)	(4,851)
Financing activities:
Exercise of share options and restricted share units	1,227		1
Payments made in connection with acquisition	(1,813)	(3,333)	(2,551)
Proceeds from long-term loans		25,000	5,000
Repayment of short-term loans			(7,000)
Repayment of convertible debt	(15,850)	(8,167)	(7,901)
Repayment of long-term loans	(8,332)	(36,509)	(11,389)
Net cash used in financing activities	(24,768)	(23,009)	(23,840)
Effect of exchange rate changes on cash and cash equivalents	(20)	78	287
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,198)	8,048	7,609
Cash and cash equivalents and restricted cash at beginning of year	40,803	32,755	25,146
Cash and cash equivalents and restricted cash at end of year	39,605	40,803	32,755
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	38,389	39,109	31,567
Restricted cash included in Long-term interest-bearing bank deposits	1,216	1,694	1,188
Cash and cash equivalents and restricted cash at end of year	39,605	40,803	32,755
Cash paid during the year for:
Income taxes	4,007	1,256	2,702
Interest	2,320	3,567	4,619
Non-cash investing and financing activities:
Share-based compensation capitalized as part of capitalization of software development costs			31
Creation of operating lease right-of-use assets	25,537
Purchase of property and equipment on credit	$ 15	$ 1